Investments in and Advances To Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2011
Investments in and Advances to Joint Ventures [Abstract]
Summary of Company's equity method joint ventures included in Investments in and Advances

Unconsolidated Real Estate Ventures	Effective Ownership Percentage(A)	Assets Owned
DDRA Community Centers Five LP	50.0%	Three shopping centers in two states
Sonae Sierra Brasil BV Sarl	33.3	10 shopping centers, a management company and three development projects in Brazil
Retail Value Investment Program IIIB LP	25.75	A shopping center in Chicago, Illinois
DDR Domestic Retail Fund I	20.0	60 grocery-anchored retail centers in several states
DDR Markaz II LLC	20.0	13 neighborhood grocery-anchored retail centers in several states
DDR — SAU Retail Fund LLC	20.0	27 grocery-anchored retail centers in several states
DDRTC Core Retail Fund LLC	15.0	41 shopping centers in several states
Coventry II Joint Ventures	10.0 – 20.0	Five shopping centers in several states
DPG Realty Holdings LLC	10.0	Two neighborhood grocery-anchored retail centers in two states
Other Joint Venture Interests	14.5 – 79.45	15 shopping centers in several states and a management and development company

Summary of Company's significant equity method joint ventures written off

Unconsolidated Real Estate Ventures	Effective Ownership Percentage(A)	Assets Owned
Coventry II Joint Ventures	0.0 – 20.0%	41 retail sites/centers in several states
DDR MDT PS LLC	0.0	Seven shopping centers in several states

(A)	Ownership may be held through different investment structures. Percentage ownerships are subject to change, as certain investments contain promoted structures.

Condensed Combined Balance Sheets of unconsolidated joint venture investments

Condensed combined financial information of the Company’s unconsolidated joint venture investments is summarized as follows (in thousands):

	December 31,
	2011	2010
Condensed combined balance sheets
Land	$1,400,469	$1,566,682
Buildings	4,334,097	4,783,841
Fixtures and tenant improvements	189,940	154,292

	5,924,506	6,504,815
Less: Accumulated depreciation	(808,352)	(726,291)

	5,116,154	5,778,524
Land held for development and construction in progress	239,036	174,237

Real estate, net	5,355,190	5,952,761
Cash and restricted cash (A )	308,008	122,439
Receivables, net	108,038	111,569
Leasehold interests	9,136	10,296
Other assets	168,115	181,387

	$5,948,487	$6,378,452

Mortgage debt	$3,742,241	$3,940,597
Notes and accrued interest payable to DDR	100,470	87,282
Other liabilities	214,370	186,333

	4,057,081	4,214,212
Accumulated equity	1,891,406	2,164,240

	$5,948,487	$6,378,452

Company’s share of accumulated equity	$402,242	$480,200

Condensed Combined Statements of Operations of unconsolidated joint venture investments

	For the Year Ended December 31,
	2011	2010	2009
Condensed combined statements of operations
Revenues from operations	$695,553	$647,689	$757,358

Operating expenses	234,571	246,628	291,528
Impairment charges ( B )	208,843	65	218,479
Depreciation and amortization	182,084	182,208	211,694
Interest expense	227,327	225,973	275,558

	852,825	654,874	997,259

Loss before other items	(157,272)	(7,185)	(239,901)
Income tax expense (primarily Sonae Sierra Brasil), net	(38,850)	(20,449)	(10,013)
Other income ( C )	—	10,591	7,153

Loss from continuing operations	(196,122)	(17,043)	(242,761)
Discontinued operations:
Loss from discontinued operations ( D )	(62,380)	(20,281)	(205,595)
Gain on debt forgiveness ( E )	2,976	—	—
Gain (loss) on disposition of real estate, net of tax	18,705	(26,674)	(19,448)

Loss before gain (loss) on disposition of real estate, net	(236,821)	(63,998)	(467,804)
Gain (loss) on disposition of real estate, net ( F )	1,733	17	(25,973)

Net loss	$(235,088)	$(63,981)	$(493,777)

Non-controlling interests	(16,132)	(458)	(1,178)

Net loss attributable to unconsolidated joint ventures	$(251,220)	$(64,439)	$(494,955)

Company’s share of equity in net (loss) income of joint ventures ( G )	$(12,979)	$6,319	$(34,522)

(A)	Includes cash of $222.2 million and $40.1 million at December 31, 2011 and 2010, from the Company’s proportionate share of its investment in Sonae Sierra Brasil. The increase in 2011 primarily related to proceeds generated from Sonae Sierra Brasil’s February 2011 initial public offering.

(B)	For the year ended December 31, 2011, the Company’s proportionate share of the impairment charges was $6.6 million. For the years ended December 31, 2010 and 2009, the Company’s share of the impairment charges was zero as the Company had written off its basis in those investments. The Company’s share of the impairment charges was reduced by the impact of the other than temporary impairment charges recorded on these investments as discussed below.

(C)	The 2010 activity related to debt forgiveness on one property owned by a joint venture with the Coventry II Fund (hereinafter defined) in which the Company has a zero basis. The 2009 activity related to the liquidation of the Company’s investment in the publicly traded units of a previous unconsolidated joint venture.

(D)	For the years ended December 31, 2011, 2010 and 2009, impairment charges reclassified to discontinued operations related to asset sales, including the two properties sold in the six-month period ended June 30, 2012, were $63.6 million, $21.0 million and $204.8 million, respectively, of which the Company’s proportionate share was $6.3 million, $0.7 million and $8.1 million, respectively. The Company’s share of the impairment charges was reduced by the impact of the other than temporary impairment charges recorded on these investments as discussed below.

(E)	Gain on debt forgiveness is related to one property owned by an unconsolidated joint venture that was transferred to the lender pursuant to a consensual foreclosure proceeding. The operations of the asset have been reclassified as discontinued operations in the condensed combined statements of operations.

(F)	In 2009, a joint venture with the Coventry II Fund transferred its interest in the Kansas City, Missouri, project (Ward Parkway) to the lender and recorded a loss of $26.7 million. The Company recorded a $5.8 million loss in 2009 related to the write-off of the book value of its equity investment, which is included within equity in net loss of joint ventures in the consolidated statement of operations.

(G)	The difference between the Company’s share of net income (loss), as reported above, and the amounts included in the consolidated statements of operations is attributable to the amortization of basis differentials, deferred gains and differences in gain (loss) on sale of certain assets due to the basis differentials and other than temporary impairment charges. The Company is not recording income or loss from those investments in which its investment basis is zero and the Company does not have the obligation or intent to fund any additional capital. Adjustments to the Company’s share of joint venture net income (loss) for these items are reflected as follows (in millions):

Adjustments to Company's share of joint venture net income loss

	For the Year Ended December 31,
	2011	2010	2009
Income (loss), net	$26.7	$(0.7)	$24.8

Investments in and advances to joint ventures

Investments in and Advances to Joint Ventures include the following items, which represent the difference between the Company’s investment and its share of all of the unconsolidated joint ventures’ underlying net assets (in millions):

	For the Year Ended December 31,
	2011	2010
Company’s share of accumulated equity	$402.2	$480.2
Basis differentials (A)	(145.6)	(147.5)
Deferred development fees, net of portion related to the Company’s interest	(3.6)	(3.4)
Notes receivable from investments	0.4	0.6
Notes and accrued interest payable to DDR (B)	100.5	87.3

Investments in and Advances to Joint Ventures	$353.9	$417.2

(A)	This amount represents the aggregate difference between the Company’s historical cost basis and the equity basis reflected at the joint venture level. Basis differentials recorded upon transfer of assets are primarily associated with assets previously owned by the Company that have been transferred into an unconsolidated joint venture at fair value. Other basis differentials occur primarily when the Company has purchased interests in existing unconsolidated joint ventures at fair market values, which differ from its proportionate share of the historical net assets of the unconsolidated joint ventures. In addition, certain transaction and other costs, including capitalized interest, reserves on notes receivable as discussed below and impairments of the Company’s investments that were other than temporary may not be reflected in the net assets at the joint venture level. Certain basis differentials indicated above are amortized over the life of the related assets.

(B)

The Company has made advances to several joint ventures that bear annual interest at rates ranging from 10.5% to 12.0%. Maturity dates are all payment on demand. During 2011, the Company recorded a $1.6 million reserve associated with a $4.3 million construction loan advanced to a 50%-owned joint venture. The impairment was driven by the deterioration in value of the real estate collateral supporting the note. The stated terms are payable on demand from available cash flow from the property after debt service on the first mortgage. The reserve is classified as an impairment of joint venture investments in the consolidated statement of operations for the year ended December 31, 2011. The Company advanced financing of $66.9 million to one of the Coventry II Fund joint ventures, Coventry II DDR Bloomfield, related to a development project in Bloomfield Hills, Michigan (the “Bloomfield Loan”). This loan is in default and was fully reserved by the Company in 2008 as discussed below.

Included in the Company’s accounts receivables are approximately $1.8 million and $1.7 million at December 31, 2011 and 2010, respectively, due from affiliates primarily related to construction receivables.

Service fees and income earned by the Company through management, financing, leasing and development activities performed related to all of the Company’s unconsolidated joint ventures are as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Management and other fees	$29.8	$34.0	$47.0
Financing and other fees	0.1	0.3	1.0
Development fees and leasing commissions	7.0	7.2	9.2
Interest income	0.1	0.4	7.4

The Company’s joint venture agreements generally include provisions whereby each partner has the right to trigger a purchase or sale of its interest in the joint venture (Reciprocal Purchase Rights) or to initiate a purchase or sale of the properties (Property Purchase Rights) after a certain number of years or if either party is in default of the joint venture agreements. The Company is not obligated to purchase the interests of its outside joint venture partners under these provisions.

Sonae Sierra Brasil

In February 2011, the Company’s unconsolidated joint venture, Sonae Sierra Brasil (BM&FBOVESPA: SSBR3), completed an initial public offering of its common shares on the Sao Paulo Stock Exchange. The total proceeds raised of approximately US$280 million from the initial public offering are expected to be used primarily to fund future developments and expansions and repaid a loan from its parent company, in which DDR owns a 50% interest. The Company’s share of the loan repayment proceeds was approximately US$22.4 million. As a result of the initial public offering, the Company’s effective ownership interest in Sonae Sierra Brasil was reduced from 48% to approximately 33%.

Coventry II Fund

The Company and Coventry Real Estate Advisors L.L.C. (“CREA”) formed Coventry Real Estate Fund II L.L.C. and Coventry Fund II Parallel Fund, L.L.C. (collectively, the “Coventry II Fund”) to invest in a variety of retail properties that presented opportunities for value creation, such as re-tenanting, market repositioning, resale, redevelopment or expansion. The Coventry II Fund was formed with several institutional investors and CREA as the investment manager.

At December 31, 2011, the aggregate carrying amount of the Company’s net investment in the Coventry II Fund joint ventures was approximately $15.8 million. This basis reflects the impact of impairment charges of $66.7 million as discussed below, as well as a loan loss provision on the Bloomfield Loan of $66.9 million, which includes accrued interest of $8.8 million. This loan accrues interest at a base rate of the greater of LIBOR plus 700 basis points or 12%, has a default rate of 16% and had an initial maturity of July 2011. The Bloomfield Loan has been considered past due since March 2009 due to the default status. The impairment charges and the loan loss provision are reflected in the impairment of joint venture investments line item in the consolidated statement of operations.

See discussion of legal matters surrounding the Coventry II Fund (Note 9).

Other Joint Venture Interests

In 2011, the Company acquired its partners’ 50% ownership interests in two shopping centers (Note 3). Also in 2011, the Company sold its 10% interest in TRT DDR Venture I to its joint venture partner. In addition, the Company sold its 50% equity interest in a development project in Oconomowoc, Wisconsin, to its partner. The Company recognized a net gain on the change in control of interests and sale of its interests in these joint ventures of approximately $25.2 million in the year ended December 31, 2011.

Discontinued Operations

Included in discontinued operations in the combined statements of operations for the unconsolidated joint ventures are two properties sold in the six-month period ended June 30, 2012, eight properties sold or transferred in 2011, 37 properties sold or transferred in 2010 and 12 properties sold in 2009.

Other Than Temporary Impairment of Joint Venture Investments

Due to the then-deterioration of the U.S. capital markets that began in 2008, which continued in 2009, the lack of liquidity and the related impact on the real estate market and retail industry, the Company determined that several of its unconsolidated joint venture investments incurred an “other than temporary impairment.” The Company recorded impairment charges, which are separate and apart from the impairments recorded at the investee level, on the following unconsolidated joint venture investments as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
DDR Markaz II LLC	$1.3	$—	$—
Various Coventry II Fund joint ventures	—	0.2	52.4
DDRTC Core Retail Fund	—	—	55.0
DDR-SAU Retail Fund	—	—	6.2
DPG Realty Holdings	—	—	3.6
Central Park Solon/RO & SW Realty	—	—	0.5

	1.3	0.2	117.7
Loan loss reserve	1.6	—	66.9

Total impairments of joint venture investments	$2.9	$0.2	$184.6

Service fees and income earned by the Company's unconsolidated joint ventures

Service fees and income earned by the Company through management, financing, leasing and development activities performed related to all of the Company’s unconsolidated joint ventures are as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Management and other fees	$29.8	$34.0	$47.0
Financing and other fees	0.1	0.3	1.0
Development fees and leasing commissions	7.0	7.2	9.2
Interest income	0.1	0.4	7.4

Total impairment charges recorded for unconsolidated joint venture investments

	For the Year Ended December 31,
	2011	2010	2009
DDR Markaz II LLC	$1.3	$—	$—
Various Coventry II Fund joint ventures	—	0.2	52.4
DDRTC Core Retail Fund	—	—	55.0
DDR-SAU Retail Fund	—	—	6.2
DPG Realty Holdings	—	—	3.6
Central Park Solon/RO & SW Realty	—	—	0.5

	1.3	0.2	117.7
Loan loss reserve	1.6	—	66.9

Total impairments of joint venture investments	$2.9	$0.2	$184.6